LAND USE RIGHT	12 Months Ended
Dec. 31, 2013
LAND USE RIGHT

13. LAND USE RIGHT

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,343	14,067,486
Less: accumulated amortization	(11,045,234)	(12,966,137)	(2,141,853)

Net book value	74,115,115	72,194,206	11,925,633

Amortization charge for the years ended December 31, 2011, 2012 and 2013 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively.